FEDERATED MANAGED POOL SERIES

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 26, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MANAGED POOL SERIES (the “Registrant”)

Federated Managed Volatility Strategy Portfolio

1933 Act File No. 333-128884

1940 Act File No. 811-21822

Dear Sir or Madam:

Post Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii). As indicated on the facing page of this Amendment, the filing is being made to designate a new effective date for the Registrant’s Rule 485(a) Post-Effective Amendment filed with the commission on September 17, 2014 (PEA No. 32). Such filing was scheduled to be effective on December 1, 2014, and shall be delayed until December 5, 2014. Parts A and B of PEA No. 32 are hereby incorporated by reference thereto.

If you have any questions on the enclosed material, please contact me at (724) 720-8830.

Very truly yours,

/s/ Seana N. Banks

Seana N. Banks

Senior Paralegal

Enclosures